Loans and Allowance for Credit Losses - Credit Quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	$ 321,352	$ 599,474
Year two	467,922	417,627
Year three	348,589	217,332
Year four	167,176	49,588
Year five	40,673	32,937
Prior	69,913	71,951
Revolving Loans Amortized Cost Basis	121,149	129,219
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,373	3,124
Total	1,539,147	1,521,252
Current fiscal year, charge-offs	84	504
Fiscal year before current fiscal year, charge-offs	24	10
Two year before current fiscal year, charge-offs	7	5
Three year before current fiscal year, charge-offs	75	21
Four year before current fiscal year, charge-offs	0	1
Prior, charge-offs	424	80
Revolving loans, charge-offs	14	16
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	628	637	$ 488
Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	300,974	570,090
Year two	450,025	386,502
Year three	328,324	197,214
Year four	165,714	48,376
Year five	40,119	31,520
Prior	66,694	67,369
Revolving Loans Amortized Cost Basis	116,289	123,896
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,074	1,148
Total	1,469,213	1,426,115
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	16,873	18,742
Year two	13,751	15,075
Year three	3,180	19,130
Year four	970	1,137
Year five	419	1,160
Prior	2,489	3,091
Revolving Loans Amortized Cost Basis	2,698	3,407
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	1,928
Total	40,380	63,670
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	1,097	5,960
Year two	3,973	2,867
Year three	15,963	844
Year four	145	48
Year five	45	162
Prior	415	1,018
Revolving Loans Amortized Cost Basis	323	1,820
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,299	48
Total	23,260	12,767
Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,408	4,682
Year two	173	13,183
Year three	1,122	144
Year four	347	27
Year five	90	95
Prior	315	473
Revolving Loans Amortized Cost Basis	1,839	96
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	6,294	18,700
Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	40,634	79,896
Year two	49,441	41,035
Year three	33,180	38,774
Year four	31,567	6,655
Year five	4,784	4,345
Prior	5,304	2,969
Revolving Loans Amortized Cost Basis	59,853	68,844
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,512	2,031
Total	226,275	244,549
Current fiscal year, charge-offs	0	135
Fiscal year before current fiscal year, charge-offs	1	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	160	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	161	135	194
Commercial, Financial, and Agricultural | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	40,103	73,654
Year two	43,082	40,681
Year three	32,812	37,994
Year four	30,965	6,479
Year five	4,774	4,050
Prior	5,022	2,718
Revolving Loans Amortized Cost Basis	55,379	63,869
Revolving Loans Converted to Term Loans Amortized Cost Basis	213	504
Total	212,350	229,949
Commercial, Financial, and Agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	1	1,228
Year two	2,505	296
Year three	32	756
Year four	586	150
Year five	3	48
Prior	282	251
Revolving Loans Amortized Cost Basis	2,502	3,155
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	1,527
Total	5,911	7,411
Commercial, Financial, and Agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	371	5,014
Year two	3,758	58
Year three	19	24
Year four	16	0
Year five	0	152
Prior	0	0
Revolving Loans Amortized Cost Basis	323	1,820
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,299	0
Total	5,786	7,068
Commercial, Financial, and Agricultural | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	159	0
Year two	96	0
Year three	317	0
Year four	0	26
Year five	7	95
Prior	0	0
Revolving Loans Amortized Cost Basis	1,649	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,228	121
Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	40,279	29,289
Year two	17,259	1,248
Year three	634	769
Year four	175	449
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	340
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	58,347	32,095
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real Estate Construction - Residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	39,847	29,289
Year two	17,259	1,248
Year three	634	769
Year four	175	449
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	340
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	57,915	32,095
Real Estate Construction - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	0	0
Real Estate Construction - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	0	0
Real Estate Construction - Residential | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	432	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	432	0
Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	50,685	63,243
Year two	53,075	68,298
Year three	24,371	2,249
Year four	1,040	78
Year five	31	676
Prior	804	757
Revolving Loans Amortized Cost Basis	290	1,934
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	130,296	137,235
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real Estate Construction - Commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	49,041	60,318
Year two	53,058	67,977
Year three	24,371	2,249
Year four	1,040	78
Year five	31	676
Prior	735	656
Revolving Loans Amortized Cost Basis	187	1,831
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	128,463	133,785
Real Estate Construction - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	934	2,239
Year two	17	321
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	14
Revolving Loans Amortized Cost Basis	103	103
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,054	2,677
Real Estate Construction - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	710	686
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	710	686
Real Estate Construction - Commercial | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	69	87
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	69	87
Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	65,667	148,415
Year two	121,704	68,945
Year three	63,502	55,797
Year four	48,441	8,158
Year five	7,313	5,206
Prior	20,875	28,703
Revolving Loans Amortized Cost Basis	44,687	45,278
Revolving Loans Converted to Term Loans Amortized Cost Basis	202	523
Total	372,391	361,025
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	75	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	13	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	88	0	22
Real Estate Mortgage - Residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	65,472	147,130
Year two	121,430	68,380
Year three	62,998	53,322
Year four	47,884	8,013
Year five	7,242	4,981
Prior	19,193	25,590
Revolving Loans Amortized Cost Basis	44,574	45,182
Revolving Loans Converted to Term Loans Amortized Cost Basis	202	523
Total	368,995	353,121
Real Estate Mortgage - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	179	1,226
Year two	251	429
Year three	411	1,511
Year four	293	145
Year five	71	215
Prior	1,310	2,015
Revolving Loans Amortized Cost Basis	23	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,538	5,541
Real Estate Mortgage - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	16	0
Year two	0	136
Year three	0	820
Year four	129	0
Year five	0	10
Prior	126	712
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	271	1,678
Real Estate Mortgage - Residential | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	59
Year two	23	0
Year three	93	144
Year four	135	0
Year five	0	0
Prior	246	386
Revolving Loans Amortized Cost Basis	90	96
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	587	685
Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	116,657	267,459
Year two	219,946	232,915
Year three	224,182	116,852
Year four	84,666	32,231
Year five	27,558	22,251
Prior	41,127	39,434
Revolving Loans Amortized Cost Basis	16,229	11,017
Revolving Loans Converted to Term Loans Amortized Cost Basis	659	570
Total	731,024	722,729
Current fiscal year, charge-offs	0	101
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	32	80
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	32	181	43
Real Estate Mortgage - Commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	99,081	248,529
Year two	208,699	203,033
Year three	204,789	99,989
Year four	84,363	31,341
Year five	27,085	21,354
Prior	39,941	38,317
Revolving Loans Amortized Cost Basis	16,059	10,868
Revolving Loans Converted to Term Loans Amortized Cost Basis	659	121
Total	680,676	653,552
Real Estate Mortgage - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	15,759	14,049
Year two	10,978	14,029
Year three	2,737	16,863
Year four	91	842
Year five	345	897
Prior	897	811
Revolving Loans Amortized Cost Basis	70	149
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	401
Total	30,877	48,041
Real Estate Mortgage - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	260
Year two	215	2,673
Year three	15,944	0
Year four	0	48
Year five	45	0
Prior	289	306
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	48
Total	16,493	3,335
Real Estate Mortgage - Commercial | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	1,817	4,621
Year two	54	13,180
Year three	712	0
Year four	212	0
Year five	83	0
Prior	0	0
Revolving Loans Amortized Cost Basis	100	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,978	17,801
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	7,430	11,172
Year two	6,497	5,186
Year three	2,720	2,891
Year four	1,287	2,017
Year five	987	459
Prior	1,803	88
Revolving Loans Amortized Cost Basis	90	1,806
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	20,814	23,619
Current fiscal year, charge-offs	84	268
Fiscal year before current fiscal year, charge-offs	23	10
Two year before current fiscal year, charge-offs	7	5
Three year before current fiscal year, charge-offs	0	21
Four year before current fiscal year, charge-offs	0	1
Prior, charge-offs	232	0
Revolving loans, charge-offs	1	16
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	347	321	$ 229
Installment and other consumer | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	7,430	11,170
Year two	6,497	5,183
Year three	2,720	2,891
Year four	1,287	2,016
Year five	987	459
Prior	1,803	88
Revolving Loans Amortized Cost Basis	90	1,806
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	20,814	23,613
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	0	0
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	0	0
Installment and other consumer | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	2
Year two	0	3
Year three	0	0
Year four	0	1
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	$ 0	$ 6